Reverse Takeover	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Reverse Takeover [Line Items]
Reverse takeover

4.       Reverse takeover

On September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024), the Company entered into a Business Combination Agreement (“BCA”) with Devv Holdings.

Pursuant to the BCA, on November 6, 2024, the Company changed its jurisdiction from the State of Delaware under the Delaware General Corporation Law to the Province of Alberta, Canada, and thereby became a company existing under the Business Corporations Act of Alberta, and changed its name to Devvstream Corp., and Devv Holdings was amalgamated with a wholly owned subsidiary of the Company to form one corporate entity.

Under the BCA, the Company consolidated all of its issued and outstanding common stock on a 1:0.9692 basis. All the outstanding Devv Holdings subordinate voting shares (“SVS”) were exchanged for common stock of the Company on a common conversion ratio of 0.152934 (the “Common Conversion Ratio”). All the outstanding Devv Holdings multiple voting shares (“MVS”), being the equivalent of 10 SVS, were exchanged for common stock of the Company on the basis of the Common Conversion Ratio. In addition, all of the outstanding convertible securities of Devv Holdings were exchanged for securities of the Company on the basis of the Common Conversion Ratio, with corresponding adjustments to exercise prices, and otherwise on substantially the same economic terms and conditions. The De-SPAC transaction was completed on November 6, 2024.

Historical presentation of number of shares, warrants, options, and RSUs outstanding, weighted average number of shares outstanding, and exercise price of equity instruments, that are presented elsewhere in the condensed consolidated financial statements, including the condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive loss, condensed consolidated statements of changes in shareholders’ deficiency, and Note 10 and 13, are retrospectively adjusted to reflect the application of the Common Conversion Ratio, with exercise price of warrants and options, and conversion price of convertible debentures adjusted by the inverse of the Common Conversion Ratio. This is further adjusted by a one-for-ten reverse stock split that took place on August 8, 2025.

In consideration for the De-SPAC transaction, the Company issued 465,747 common shares to the former holders of SVS of Devv Holdings and 711,140 common shares to the former holders of MVS of Devv Holdings. The former shareholders of the Company retained 515,920 shares. The fair value per share was estimated to be $6.10 (CAD$8.50) based on the last trading price of Devv Holdings on the Cboe Exchange.

As at November 6, 2024, the Company had 22,699,987 warrants outstanding, each exercisable at $1.52 for 0.09692 common shares, expiring on November 6, 2029. The fair value of the warrants was estimated to be $7,196,286 based on the Black-Scholes Option Pricing Model using the following assumptions: share price – $0.61, expected dividend yield – 0%, expected volatility – 87%, risk-free interest rate – 3.12% and an expected remaining life – 5 years. Expected volatility was estimated by using the average of historical volatility of Devv Holdings and of public traded companies that the Company considers to be comparable. The expected warrant life represents the period of time that warrants granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the warrants.

Immediately after the completion of the De-SPAC transaction, the former holders of Devv Holdings’ shares owned 70% of the shares of the combined entity. As a result of the De-SPAC transaction, the former shareholders of Devv Holdings acquired control of the Company, thereby constituting an RTO of the Company. The RTO was determined to be a purchase of the Company’s net assets by the shareholders of Devv Holdings.

The De-SPAC transaction was accounted for as a capital transaction of Devv Holdings and equivalent to the issuance of shares by Devv Holdings for the net assets of the Company accompanied by a recapitalization as the Company did not qualify as a business according to the definition of ASC Topic 805, Business Combinations, and met the definition of a non-operating public shell. As a result, the transaction has been accounted for as an asset acquisition with Devv Holdings being identified as the acquirer and the Company being treated as the accounting acquiree with the transaction being measured at the fair value of the equity consideration issued to the Company’s shareholders. Devv Holdings is the continuing entity.

The excess of the fair value of the shares issued over the value of the net monetary assets acquired has been recognized as a reduction in equity.

The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (515,920 post 1:0.9692 consolidation shares at $6.10 (CAD$8.50))	$3,147,117
Fair value of replacement warrants of the Company	7,196,286
Total consideration	$10,343,403

Net assets (liabilities) acquired of the Company:
Cash and cash equivalents	$1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 10)	(3,000,000)
Total net assets (liabilities)	$(13,205,484)

Reduction to additional paid in capital as a result of the recapitalization	$23,548,887

Sponsor side letter

In connection with the De-SPAC transaction, Focus Impact Sponsor entered into a sponsor side letter, and agreed to certain transfer and lock-up restrictions of the Company’s common stock, which would terminate upon the earlier of: (i) 360 days after November 6, 2024; (ii) a liquidation, merger, capital stock exchange, reorganization, or other similar transaction that results in all of the Company’s stockholders having the right to exchange their equity for cash, securities or other property; or, (iii) if the Company’s common stock has a closing price of at least $120 per share for any 20 trading days in a 30-day trading period starting from April 5, 2025. Focus Impact Sponsor also agreed to vote its shares in favor of the RTO.

Registration rights agreement

In connection with the De-SPAC transaction, on November 6, 2024, the Company, Focus Impact Sponsor, and certain historical holders of Devv Holdings securities entered into an Amended and Restated Registration Rights Agreement, pursuant to which, among other things, the historical holders of Devv Holdings securities and Focus Impact Sponsor were granted customary registration rights with respect to the securities of the Company that they hold.

Indemnification agreements

In connection with the De-SPAC transaction, on November 6, 2024, the Company entered into indemnification agreements with each of its directors and executive officers. Each indemnification agreement provides for indemnification and advancements by the Company of certain expenses, including attorney’s fees, judgments, fines, and settlement amounts incurred by a director or executive officer in any action or proceeding arising out of their services as one of the Company’s directors or executive officers or as a director or executive officer of any other company or enterprise to which the person provides services at the Company’s request.

4.      Reverse takeover

On September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024), the Company entered into a Business Combination Agreement (“BCA”) with Devv Holdings.

Pursuant to the BCA, on November 6, 2024, the Company changed its jurisdiction from the State of Delaware under the Delaware General Corporation Law to the Province of Alberta, Canada, and thereby became a company existing under the Business Corporations Act of Alberta, and changed its name to Devvstream Corp., and Devv Holdings was amalgamated with a wholly owned subsidiary of the Company to form one corporate entity.

Under the BCA, the Company consolidated all of its issued and outstanding common stock on a 1:0.9692 basis. All the outstanding Devv Holdings subordinate voting shares (“SVS”) were exchanged for common stock of the Company on a common conversion ratio of 0.152934 (the “Common Conversion Ratio”). All the outstanding Devv Holdings multiple voting shares (“MVS”), being the equivalent of 10 SVS, were exchanged for common stock of the Company on the basis of the Common Conversion Ratio. In addition, all of the outstanding convertible securities of Devv Holdings were exchanged for securities of the Company on the basis of the Common Conversion Ratio, with corresponding adjustments to exercise prices, and otherwise on substantially the same economic terms and conditions. The De-SPAC transaction was completed on November 6, 2024.

Historical presentation of number of shares, warrants, options, and RSUs outstanding, weighted average number of shares outstanding, and exercise price of equity instruments, that are presented elsewhere in the consolidated financial statements, including the consolidated balance sheets, consolidated statements of operations and comprehensive loss, consolidated statements of changes in shareholders’ deficiency, and Notes 9, 10, and 13, are retrospectively adjusted to reflect the application of the Common Conversion Ratio, with exercise price of warrants and options, and conversion price of convertible debentures adjusted by the inverse of the Common Conversion Ratio. This is further adjusted by a one-for-ten reverse stock split that took place subsequent to the year ended July 31, 2025 (Note 20). The details of the impact of the retrospective adjustments are enumerated further in Note 19.

In consideration for the De-SPAC transaction, the Company issued 465,747 common shares to the former holders of SVS of Devv Holdings and 711,140 common shares to the former holders of MVS of Devv Holdings. The former shareholders of the Company retained 515,920 shares. The fair value per share was estimated to be $6.10 (CAD$8.50) based on the last trading price of Devv Holdings on the Cboe Exchange.

As at November 6, 2024, the Company had 22,699,987 warrants outstanding, each exercisable at $1.52 for 0.09692 common shares, expiring on November 6, 2029. The fair value of the warrants was estimated to be $7,196,286 based on the Black-Scholes Option Pricing Model using the following assumptions: share price – $0.61, expected dividend yield – 0%, expected volatility – 87%, risk-free interest rate – 3.12% and an expected remaining life – 5 years. Expected volatility was estimated by using the average of historical volatility of Devv Holdings and of public traded companies that the Company considers to be comparable. The expected warrant life represents the period of time that warrants granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the warrants.

Immediately after the completion of the De-SPAC transaction, the former holders of Devv Holdings’ shares owned 70% of the shares of the combined entity. As a result of the De-SPAC transaction, the former shareholders of Devv Holdings acquired control of the Company, thereby constituting an RTO of the Company. The RTO was determined to be a purchase of the Company’s net assets by the shareholders of Devv Holdings.

The De-SPAC transaction was accounted for as a capital transaction of Devv Holdings and equivalent to the issuance of shares by Devv Holdings for the net assets of the Company accompanied by a recapitalization as the Company did not qualify as a business according to the definition of ASC Topic 805, Business Combinations, and met the definition of a non-operating public shell. As a result, the transaction has been accounted for as an asset acquisition with Devv Holdings being identified as the acquirer and the Company being treated as the accounting acquiree with the transaction being measured at the fair value of the equity consideration issued to the Company’s shareholders. Devv Holdings is the continuing entity.

The excess of the fair value of the shares issued over the value of the net monetary assets acquired has been recognized as a reduction in equity.

The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (515,920 post 1:0.9692 consolidation shares at $6.10 (CAD$8.50))	$3,147,117
Fair value of replacement warrants of the Company	7,196,286
Total consideration	$10,343,403

Net assets (liabilities) acquired of the Company:
Cash and cash equivalents	$1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 9)	(3,000,000)
Total net assets (liabilities)	$(13,205,484)

Reduction to additional paid in capital as a result of the recapitalization	$23,548,887

Sponsor side letter

In connection with the De-SPAC transaction, Focus Impact Sponsor entered into a sponsor side letter, and agreed to certain transfer and lock-up restrictions of the Company’s common stock, which would terminate upon the earlier of: (i) 360 days after November 6, 2024; (ii) a liquidation, merger, capital stock exchange, reorganization, or other similar transaction that results in all of the Company’s stockholders having the right to exchange their equity for cash, securities or other property; or, (iii) if the Company’s common stock has a closing price of at least $120 per share for any 20 trading days in a 30-day trading period starting from April 5, 2025. Focus Impact Sponsor also agreed to vote its shares in favor of the RTO.

Registration rights agreement

In connection with the De-SPAC transaction, on November 6, 2024, the Company, Focus Impact Sponsor, and certain historical holders of Devv Holdings securities entered into an Amended and Restated Registration Rights Agreement, pursuant to which, among other things, the historical holders of Devv Holdings securities and Focus Impact Sponsor will be granted customary registration rights with respect to the securities of the Company that they hold.

Indemnification agreements

In connection with the De-SPAC transaction, on November 6, 2024, the Company entered into indemnification agreements with each of its directors and executive officers. Each indemnification agreement provides for indemnification and advancements by the Company of certain expenses, including attorney’s fees, judgments, fines, and settlement amounts incurred by a director or executive officer in any action or proceeding arising out of their services as one of the Company’s directors or executive officers or as a director or executive officer of any other company or enterprise to which the person provides services at the Company’s request.